Income Taxes - components of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Current taxes	$ (215)	$ (95)	$ (384)
Deferred taxes	(2,074)	(4,798)	(98)
Resource property expense	(7,887)	(6,074)	(1,137)
Provision for income taxes	$ (10,176)	$ (10,967)	$ (1,619)